Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	$ (360)	$ 3,181
Change in value of the hedged item used for calculating ineffectiveness	341	(3,173)
Hedge ineffectiveness recognised in interest income	(19)	8
Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(526)	1,845
Change in value of the hedged item used for calculating ineffectiveness	491	(1,817)
Hedge ineffectiveness recognised in interest income	(35)	28
Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	117	761
Change in value of the hedged item used for calculating ineffectiveness	(120)	(765)
Hedge ineffectiveness recognised in interest income	(3)	(4)
Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(249)	698
Change in value of the hedged item used for calculating ineffectiveness	268	(714)
Hedge ineffectiveness recognised in interest income	19	(16)
Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	21	(25)
Change in value of the hedged item used for calculating ineffectiveness	(21)	25
Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	182	(126)
Change in value of the hedged item used for calculating ineffectiveness	(182)	126
Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	95	28
Change in value of the hedged item used for calculating ineffectiveness	(95)	(28)
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(355)	3,396
Change in value of the hedged item used for calculating ineffectiveness	340	(3,380)
Hedge ineffectiveness recognised in interest income	(15)	16
Parent Entity | Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(455)	2,295
Change in value of the hedged item used for calculating ineffectiveness	420	(2,274)
Hedge ineffectiveness recognised in interest income	(35)	21
Parent Entity | Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	7	84
Change in value of the hedged item used for calculating ineffectiveness	(10)	(84)
Hedge ineffectiveness recognised in interest income	(3)
Parent Entity | Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(136)	1,121
Change in value of the hedged item used for calculating ineffectiveness	159	(1,126)
Hedge ineffectiveness recognised in interest income	23	(5)
Parent Entity | Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(6)	(9)
Change in value of the hedged item used for calculating ineffectiveness	6	9
Parent Entity | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	182	(126)
Change in value of the hedged item used for calculating ineffectiveness	(182)	126
Parent Entity | Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	53	31
Change in value of the hedged item used for calculating ineffectiveness	$ (53)	$ (31)